Document and Entity Information	Jan. 05, 2024
Cover [Abstract]
Entity Registrant Name	GENERAL DYNAMICS CORP
Amendment Flag	false
Entity Central Index Key	0000040533
Document Type	8-K
Document Period End Date	Jan. 05, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-3671
Entity Tax Identification Number	13-1673581
Entity Address, Address Line One	11011 Sunset Hills Road
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	(703)
Local Phone Number	876-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock
Trading Symbol	GD
Security Exchange Name	NYSE